Segment reporting - Additional Information (Details) - Reservoir Holdings Inc And Subsidiaries - segment	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Concentration Risk [Line Items]
Number of reportable segments	2
Customer concentration | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	15.00%